Employee Cost - Summary of Employee Cost (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Employee Cost [Abstract]
Wages and salaries	$ 605,708	$ 541,186	$ 453,452
Other remunerations	83,984	73,031	61,527
Social benefits	72,733	64,934	54,003
Severance payments	8,877	13,132	4,464
Labor union fees	18,420	17,673	16,991
Taxes on employee benefits	10,886	9,383	7,832
PTU	7,900	7,804	10,128
Retirement employee benefits	22,735	7,465	16,688
Others	45,825	39,022	38,275
Total employee cost	$ 877,068	$ 773,630	$ 663,360